LONG-TERM INVESTMENTS (Narrative) (Details)			1 Months Ended													12 Months Ended
		Oct. 08, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) $ / shares		Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		May 31, 2017 CNY (¥)	Apr. 30, 2017 CNY (¥)	Sep. 29, 2016 CNY (¥)	Jul. 31, 2015 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 28, 2012 CNY (¥)	Dec. 31, 2018 USD ($)		Nov. 29, 2018 CNY (¥)	Nov. 29, 2018 USD ($)	Sep. 30, 2018	Jul. 31, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 29, 2018	Dec. 20, 2017
Schedule of Equity Method Investments [Line Items]
Share of net profit (loss)																¥ (20,747,000)		$ (3,018,000)	¥ 1,454,000		¥ 616,000
Cash distribution from an equity investee																11,626,000		1,691,000	6,227,000		9,357,000
Equity Method Investment, Ownership Percentage		71.32%
Business Combination, Consideration Transferred		¥ 182,100,000								¥ 11,820,000		¥ 105,119,000		¥ 41,670,000		182,100					100,000,000			¥ 201,176,000
Equity Method Investments			¥ 366,204,000			¥ 366,204,000				732,167,000						¥ 366,204,000			732,167,000		181,500,000				$ 53,262,000
Capital Contributed										¥ 10,000,000									10,000,000
Third Party Subscription Amount Per Share | (per share)					$ 0.36	¥ 0.49
Percentage Of Interest In Partnership																													100.00%
Business Acquisition, Percentage of Voting Interests Acquired																																	100.00%
Guofu Huimei Investment Management Limited Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage																															100.00%	26.06%
Equity Method Investments																														$ 746,000	¥ 746,000,000
Percentage Of Interest In Partnership													26.07%
Partners' Capital Account, Contributions													¥ 262,999,000
MDA Proton [Member]
Schedule of Equity Method Investments [Line Items]
Disposal Group, Including Discontinued Operation, Consideration																											¥ 212,855,000	$ 30,958,000
Disposal Group, Deferred Gain on Disposal																											48,019,000	6,984,000
Discontinued Operation Equity Method Investment Retained After Disposal																											¥ 31,497,000	$ 4,581,000
DTAP [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			49.00%			49.00%										49.00%									49.00%
Tianjin Jiatai Entity Management limited Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		22.82%
Business Combination, Consideration Transferred																			¥ 106,500,000
Partners' Capital Account, Contributions | $																		78.31
Business Acquisition, Percentage of Voting Interests Acquired			78.31%			78.31%				28.77%						78.31%			28.77%						78.31%				78.31%
Beijing Proton Medical Center Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage																															55.00%	25.00%
Business Acquisition, Percentage of Voting Interests Acquired			54.80%			54.80%										54.80%									54.80%
Beijing Century Friendship [Member]
Schedule of Equity Method Investments [Line Items]
Capital Contributed													¥ 388,500,000
Percentage of interest held			21.69%			21.69%							55.00%			21.69%									21.69%
Bpmc [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest held			25.00%			25.00%										25.00%									25.00%
PTC [Member]
Schedule of Equity Method Investments [Line Items]
Share of net profit (loss)																			¥ 17,697,000
Cash distribution from an equity investee															¥ 30,063,000
Noncontrolling Interest, Ownership Percentage by Parent															59.51%									1.00%
Suzhou Chorus Medical Technologies Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			36.00%	[1]		36.00%	[1]			36.00%	[1]					36.00%	[1]		36.00%	[1]		36.00%	36.00%		36.00%	[1]
Business Combination, Consideration Transferred																						¥ 4,320,000	$ 622,000
Global Oncology One, Inc [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			0.00%	[1]		0.00%	[1]			46.90%	[1]					0.00%	[1]		46.90%	[1]		46.90%	46.90%		0.00%	[1]
Business Combination, Consideration Transferred																						¥ 8,679,000	$ 1,250,000
PTC [Member]
Schedule of Equity Method Investments [Line Items]
Share of net profit (loss)																¥ 509,000		$ 74,000			¥ 127,000
Equity Method Investment, Ownership Percentage			59.51%	[2]		59.51%	[2]			59.51%	[2]					59.51%	[2]		59.51%	[2]				44.55%	59.51%	[2]
Allcure Information [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			9.60%	[3]		9.60%	[3]			20.00%	[3]					9.60%	[3]		20.00%	[3]		20.00%	20.00%		9.60%	[3]				9.60%
ProMed Shanghai Cancer Center [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	[4]		0.00%			0.00%				35.20%						0.00%			35.20%						0.00%
Beijing Proton Medical Center Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	[5]		0.00%			0.00%				25.00%						0.00%			25.00%						0.00%
Shanghai Meizhong Jiahe Cancer Centers Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Description										In December 2017, the Group, through its subsidiary CHMG, further acquired 3.56% equity interest of CMCC at a consideration of RMB11,820		In May 2017, the Group through its subsidiary Aohua Technology, acquired 31.64% equity interest of CMCC at a consideration of RMB105,119
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			43.23%			43.23%		29.00%	29.00%							43.23%									43.23%
Business Combination, Consideration Transferred			¥ 15,000,000		$ 2,182,000			¥ 43,500,000	$ 6,327,000
Equity Method Investment, Ownership Description																the Group subscribes 29% interest at a consideration of RMB43,500 (US$6,327)		the Group subscribes 29% interest at a consideration of RMB43,500 (US$6,327)
Suzhou Shengshan Huiying Venture Capital Investment LLP. ("Suzhou Shengshan") [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	[6]		5.41%			5.41%				8.13%						5.41%			8.13%						5.41%
Percentage of interest held			5.41%			5.41%										5.41%									5.41%
JKSY [Member] | Suzhou Shengshan [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage										8.13%									8.13%
Percentage of interest held			4.57%			4.57%										4.57%									4.57%
Concord Hospital Management Group Ltd [Member] | Shanghai Meizhong Jiahe Cancer Centers Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		54.80%								3.56%									3.56%
Equity Method Investment, Ownership Description		On October 8, 2018, the Group acquired further 54.8% equity interest of CMCC at a consideration of RMB182,100
Shanghai Rongchi Medical Management Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		24.40%
Business Combination, Consideration Transferred																¥ 388,500,000

[1]	In 2015, the Group entered into two share transfer agreements with JWYK, which was controlled by one of the Group's directors. Pursuant to the agreements, JWYK would acquire 36% equity interest in Suzhou Chorus and 100% interest in China Medstar, an oversea subsidiary of the Company who holds 46.9% equity interest in Global Oncology from the Group, at a consideration of RMB4,320 and RMB8,679 respectively. On April 25, 2016 and November 10, 2016, the Group received full payments from JWYK. As of December 31, 2018, the change in registration of shareholders for Global Oncology has been completed, but the change in registration of shareholders for Suzhou Chorus has not been completed and the consideration received was recorded in advance from JWYK, the “accrued expenses and other liabilities” on the consolidated balance sheets (note 18).
[2]	On December 28, 2012, the Group acquired 44.55% limited partner interests of PTC, a limited partnership in Texas, U.S.A., and 45% legal interest of PTC GP Management LLC, a limited liability company registered in Texas, U.S.A and the sole general partner of PTC with 1% interest of PTC, with a consideration of RMB201,176 in cash. On July 31, 2015, the Group acquired additional 14.34% limited partner interests of PTC and additional 17.07% legal interest of PTC GP Management LLC, with a consideration of RMB30,063 in cash. After the additional investments, the Group owned 59.51% interests of PTC which ultimately holds 45.41% legal ownership interests of the University of Texas MD Anderson Cancer Center Proton Therapy Center (“MDA Proton”), a proton treatment center in Texas, U.S.A. In accordance with PTC GP Management LLC’s regulation, the Group is only entitled to designate two out of the five managers and simply majority (more than 50%) amongst the managers is required to pass any resolution. Furthermore, the regulation can only be amended at the request by managers or super majority (more than 2/3) of member interest. Thus, the Group is not able to control PTC GP Management LLC. According to the partnership agreements, the Group has significant influence over PTC which can demonstrate control over MDA Proton by acting as the sole general partner. The Group accounts for its investment in PTC, and ultimately MDA Proton, under the equity method of accounting. The Group’s share of the net profit or loss of PTC, after accounting for the effect of the difference between the cost basis of the equity method investment and the underlying assets of the investee, was a gain of RMB127, RMB17,697 and RMB509 (US$74) for the years ended December 31, 2016, 2017 and 2018 respectively. Total cash distribution received by the Group from PTC was RMB9,357, RMB6,227 and RMB11,626 (US$1,691) for the years ended December 31, 2016, 2017 and 2018, respectively. On November 29, 2018, MDA Proton reached an agreement with UTMDACC to sell all its assets and liabilities to UTMDACC as well as terminating management service agreement between MDA Proton and PTC. The Group received a total consideration RMB212,855 (US$30,958) from PTC on dissolution between MDA Proton and PTC, leading to the disposal gain of RMB48,019 (US$6,984) in 2018, and the carrying amount of the equity investment remained RMB31,497 (US$4,581) as of December 31, 2018.
[3]	20% equity interest of Allcure Information was obtained through the disposal of Allcure Medical Technology Co., Ltd. (“JWYK”) in 2015. During the year ended December 31, 2018 Allcure Information issued new shares to other investors and diluted the share ownership of the Group to 9.6%. The price of newly issued shares is not considered an observable price change because they are not a similar investment of JWYK held by the Group due to the different rights and obligations associated with the investments. As of December 31, 2017 and 2018, no impairment was recorded for the investment.
[4]	In May 2017, the Group through its subsidiary Aohua Technology, acquired 31.64% equity interest of CMCC at a consideration of RMB105,119 from the original shareholder. In December 2017, the Group, through its subsidiary CHMG, further acquired 3.56% equity interest of CMCC at a consideration of RMB11,820. By the end of 2017, with the completion of changes in registration, the Group held 35.20% equity interest of CMCC. On October 8, 2018, the Group acquired further 54.8% equity interest of CMCC at a consideration of RMB182,100 (note 4) and consolidate CMCC as a subsidiary.
[5]	In April 2017, Guofu Huimei injected RMB388,500 to Beijing Century Friendship which holds 55% of BPMC, leading to the dilution of the Group's interest and loss in control of Beijing Century Friendship and BPMC to 21.69% and 25%, respectively. On October 8, 2018, the Group acquired further 78.31% equity interest of Beijing Century Friendship with 55% equity interest of BPMC at a consideration of RMB388,500 (note 4) and consolidate Beijing Century Friendship and BMPC as subsidiaries.
[6]	In 2017, JKSY, a subsidiary of the Group, entered into a partnership agreement to subscribe for 8.13% interest in Suzhou Shengshan, a partnership engaged in equity and capital investment, with a subscription amount of RMB10,000. In 2018, with the subscribed capital injection from new investors, the equity interest JKSY shared in Suzhou Shengshan should be diluted to 4.57%. As the injection was not completed, the actual equity interest shared in Suzhou Shengshan was diluted to 5.41% as of December 31, 2018. According to the partnership agreement, JKSY acts as a limited partner and has significant influence over Suzhou Shengshan's daily operation.